Other Operating Income and Expenses, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Operating Income and Expenses, Net
27.	OTHER OPERATING INCOME AND EXPENSES, NET

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Gain (loss) on disposal or retirement of property, plant and equipment, net	$46.5	$(1,097.9)	$(1,005.6)
Impairment loss on property, plant and equipment	—	—	(423.5)
Others	(16.7)	(267.6)	(672.4)

	$29.8	$(1,365.5)	$(2,101.5)